Going Concern	12 Months Ended
Dec. 31, 2024
Going Concern [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the Company’s consolidated financial statements for the year ended December 31, 2024, the Company’s revenue increased by approximately $1.8 million, or 16,865%, from approximately $10,781 in the year ended December 31, 2023 to approximately $1.8 million in the year ended December 31, 2024; its gross profit from continuing operations increased by approximately $0.8 million, or 53,450%, from approximately $1,541 in the year ended December 31, 2023 to approximately $0.8 million for the year ended December 31, 2024; and its gross margin for the year ended December 31, 2024 increased to 45% from 14% for the prior year. For the years ended December 31, 2024 and 2023, the Company incurred significant impairment losses on bad debt expenses on uncollectible accounts receivable and advance payments due to changes in the market conditions of its customers and suppliers. As a result, for the years ended December 31, 2024, 2023 and 2022, the Company reported a net loss of approximately $8.4 million, $16.1 million and $15.4 million, respectively. As of December 31, 2024, the Company had a working deficit of approximately $2.6 million.

As of December 31, 2024, the Company had cash of approximately $0.7 million. In addition, the Company had outstanding accounts receivable of approximately $0.1 million, of which approximately $0.1 million, or 100%, were subsequently collected and became available for use as working capital. As of December 31, 2024, the Company had no outstanding bank loans.

The Company is working to improve its liquidity and capital source mainly through cash flow from its operations, renewal of bank borrowings, and borrowing from related parties. In order to fully implement its business plan and sustain operations, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on above reasons, there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the issuance of these consolidated financial statements.